Related Parties - Transactions And Balances With Parent Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash And Other Demand Deposits Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		$ 626,770	$ 1,763,407
Results With Parent Company		0
Other Financial Assets Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		525,435	3,217
Results With Parent Company		0
Other Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		21,186,026	10,659,186
Results With Parent Company		4,023,784	1,089,611	$ 600,951
Derivative Financial Liabilities Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		0	17,536
Results With Parent Company		598,086	582,408	14,444
Securities In Custody Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	[1]	90,837,919	95,135,597
Results With Parent Company	[1]	0
Derivative Instruments Notional Amount Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		0	1,396,210
Results With Parent Company		0
Securities Granted Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company	[2]	1,359,509	4,010,096
Results With Parent Company	[2]	7,789	8,990	$ 4,912
Guarantees Received Member
Transactions and Balances with Parent Company Except Key Management Personnel [Line Items]
Balances With Parent Company		1,420,998	$ 5,622,988
Results With Parent Company		$ 0

[1]	These balances represent the shares in custody of Banco BBVA Argentina SA held by BBVA and BBV América.
[2]	These balances represent commercial guarantees granted.